Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash on hand	$ 2,736	$ 16,868	$ 204,464
Prepaid expenses			4,976
Total current assets	2,736	16,868	209,440
Cash and Investments held in trust	9,145,167	9,021,005	50,477,963
Total assets	9,147,903	9,037,873	50,687,403
Liabilities and Shareholders' Deficit
Accounts Payable and accrued offering costs and expenses	4,772,883	4,640,414	3,749,581
Accrued interest expense - others	68,351	58,586	18,878
Promissory Note - Others	1,395,482	1,350,292	975,000
Total current liabilities	7,851,717	7,547,084	5,603,980
Deferred underwriter compensation	2,887,500	2,887,500	2,887,500
Total liabilities	10,739,217	10,434,584	8,491,480
Commitments and contingencies
Class A ordinary shares subject to possible redemption 751,837 shares at redemption value of $12.16 and $12.00 per share as of March 31, 2025 and December 31, 2024, respectively	9,145,167	9,021,005	50,477,963
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(10,736,738)	(10,417,973)	(8,282,297)
Total shareholders' deficit	(10,736,481)	(10,417,716)	(8,282,040)
Total Liabilities and Shareholders' Deficit	9,147,903	9,037,873	50,687,403
Related Party
Liabilities and Shareholders' Deficit
Accrued interest expense - related party	91,764	74,555	18,021
Promissory Note - related party	1,523,237	1,423,237	842,500
Class A Ordinary Shares
Shareholders' Deficit:
Ordinary shares, value	51	51	51
Class B Ordinary Shares
Shareholders' Deficit:
Ordinary shares, value	$ 206	$ 206	$ 206